Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,358,550.30
Previously Paid Amount	2,214.09
Total Fee Amount	2,811.51
Total Offset Amount
Net Fee	$ 597.42